PROPERTY, PLANT AND EQUIPMENT - By type (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Leasehold improvements	$ 6,995	$ 7,190
Machinery and equipment	5,939	5,997
Office equipment and furniture	641	682
Construction in progress		23
Property, plant and equipment, gross	13,575	13,892
Accumulated depreciation	(5,707)	(4,651)
Property, plant and equipment, net	$ 7,868	$ 9,241